UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Prairie Fund

	Schedule of Investments
	March 31, 2005 (Uanaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts
1,500	Textron, Inc.	111,930	4.64%

Beverage
2,000	Pepsico, Inc.	106,060
3,000	Coca Cola Co.	125,010
		231,070	9.57%

Conglomerate
5,000	General Electric Co.	180,300	7.47%

Converted Paper & Paperboard Products
2,000	Avery Dennison Corp.	123,860
1,500	3M Co.	128,535
		252,395	10.46%
Data Processing
3,000	DST Systems, Inc. *	138,540	5.74%

Drugs
1,500	Merck & Co. Inc.	48,555	2.01%

Drug Stores
2,000	Walgreen Co.	88,840	3.68%

Electronic & Other Electrical Equipment
1,500	Emerson Electric Co.	97,395	4.04%

Electric Services
1,500	Dominion Resources, Inc.	111,645
1,000	Maine & Maritimes Corp.	25,250
		136,895	5.67%
Fast Foods
1,500	McDonalds Corp.	46,710	1.94%

Health
2,000	Smith & Nephew PLC +	94,040	3.90%

Holding Companies
5	Berkshire Hathaway, Inc. Class A *	435,000	18.02%

Household Products
2,000	Proctor & Gamble Co.	106,000	4.39%

Industrial Instruments For Measurement, Display & Control
1,500	Danaher Corp.	80,115	3.32%

Pharmaceutical Preparations
1,500	Johnson & Johnson	100,740	4.17%

Petroleum Refining
1,500	Conocophillips Co.	161,760	6.70%

	Total Common Stocks (Cost $1,660,909)	2,310,285	95.73%

Money Market Funds
127,367	UMB Money Market 1.31% ** (Cost $127,367)		127,367

	Total Money Market Funds	127,367	5.28%

	Total Investments (Cost $1,788,276)	2,437,652	101.01%

	Liabilities In Excess of Other Assets	(24,268)	-1.01%

	Net Assets	$ 2,413,384	100.00%

SCHEDULE OF SECURITIES SOLD SHORT
Semiconductors
1	Agere Systems, Inc. Class A * (Cost $1)	1

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at March 31, 2005.
+ADR American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
The Prairie Fund
SECURITY TRANSACTIONS
At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,788,276 amounted to $649,376 which consisted of aggregate gross unrealized appreciation of $688,349 and aggregate gross unrealized depreciation of $38,973.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date May 31, 2005